Share-Based Compensation - Stock Options (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2019	Sep. 30, 2016	Apr. 30, 2016	Apr. 30, 2015
Stock Options, Additional Disclosures
Vested	87,021	127,062	166,133	307,410
Percentage of company's fully diluted shares	20.00%		20.00%
Unrecognized share-based compensation cost					$ 3,900,000
Unrecognized share-based compensation - Weighted average period					1 year 6 months
2015 Plan
Stock Options, Additional Disclosures
Vested					709,521	861,645	276,248
A&R 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)	1,030,583		1,030,583		415,077	0			501,001
Outstanding, Number, Ending Balance (in shares)	2,722,973		2,722,973
Vested			1,930,014
Number of years common shares automatically increase			10 years		10 years
Percentage of company's fully diluted shares					20.00%
Unrecognized share-based compensation cost	$ 2,800,000		$ 2,800,000
Unrecognized share-based compensation - Weighted average period			1 year 1 month 6 days
Inducement Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)	249,479		249,479							300,000
Employees, Directors And Consultants | 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)												320,615
Employees, Directors And Consultants | A&R 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)											2,400,000
Employees, Directors And Consultants | Inducement Plan
Stock Options, Additional Disclosures
Vesting period					4 years
Officers, Directors, And Employees | A&R 2015 Plan
Stock Options, Additional Disclosures
Granted (in shares)					772,000	150,500	1,825,700
Officers And Employees | Inducement Plan
Stock Options, Additional Disclosures
Granted (in shares)					50,000	98,000	198,000
Minimum | Employees, Directors And Consultants | A&R 2015 Plan
Stock Options, Additional Disclosures
Vesting period					3 years
Maximum | Employees, Directors And Consultants | A&R 2015 Plan
Stock Options, Additional Disclosures
Vesting period					4 years
Stock options
Stock Options, Additional Disclosures
Outstanding, Number, Beginning Balance (in shares)			2,800,774	2,464,140	2,464,140	2,242,800	302,842
Granted (in shares)					822,000	248,500	2,023,700
Exercised (in shares)					(40,398)	(23,910)
Forfeited/Cancelled (in shares)					(444,968)	(3,250)	(83,742)
Outstanding, Number, Ending Balance (in shares)					2,800,774	2,464,140	2,242,800	302,842
Vested and exercisable (in shares)					1,812,181
Vested and expected to vest (in shares)					2,800,774
Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)			$ 9.02	$ 9.46	$ 9.46	$ 9.07	$ 2.43
Granted (in dollars per share)					8.24	12.24	10.07
Exercise price (in dollars per share)					2.25	1.92
Forfeited/Cancelled (in dollars per share)					10.61	1.34	9.12
Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)					9.02	$ 9.46	$ 9.07	$ 2.43
Vested and exercisable (in dollars per share)					9.15
Vested and expected to vest (in dollars per share)					$ 9.02
Options, Outstanding, Weighted Average Remaining Contractual Term (years)					7 years 11 months 16 days	8 years 6 months 29 days	9 years 5 months 23 days	9 years 7 months 6 days
Vested and exercisable (years)					7 years 8 months 19 days
Vested and expected to vest (years)					7 years 11 months 16 days
Options, Outstanding, Aggregate Intrinsic Value					$ (22,994,287)	$ (3,715,000)	$ (2,759,000)	$ 1,031,000
Vested and exercisable					(15,120,294)
Vested and expected to vest					$ (22,994,287)
Common stock aggregate intrinsic value of exercise price					$ 0.81	$ 7.95	$ 7.84
Weighted average fair value per share of options granted					5.07	7.35	6.37
Weighted average fair value per share of options vested					$ 6.15	$ 5.99	$ 4.59
Forfeited					444,968	3,250	83,742
Forecast | A&R 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)									501,001